DIRECTOR'S REMUNERATION	12 Months Ended
Dec. 31, 2022
DIRECTOR'S REMUNERATION
DIRECTOR'S REMUNERATION

11.DIRECTORS’ REMUNERATION

	2022	2021	2020
	£’000	£’000	£’000
Directors’ remuneration for qualifying services	1,285	856	532
Senior management loss of office	—	132	—
Share based payments	1,522	431	20
Total remuneration for directors and key management	2,807	1,419	552

The amounts above are remunerated through both salaries (of which, some are included in 10) and through service companies (as disclosed in note 29). Further details of Directors’ remuneration are available in the Remuneration report. The highest paid director during the year earned £588k (2021: £455k).